Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets [Abstract]
Goodwill by business segment

A rollforward of goodwill by business segment for the years ended December 31, 2013 and 2012, is presented in the table below:

					Retail &
			Home	Former	Business	Commercial			Treasury/	Huntington
(dollar amounts in thousands)	RBHPCG		Lending (1)	WGH	Banking	Banking		AFCRE	Other	Consolidated
Balance, January 1, 2012	$98,951	$	---	$98,951	$286,824	$16,169	$	---	$42,324	$444,268
Adjustments / Reallocation	(5,939)		---	(5,939)	---	5,939		---	---	---
Balance, December 31, 2012	93,012		---	93,012	286,824	22,108		---	42,324	444,268
Adjustments / Reallocation	---		---	---	---	---		---	---	---
Balance, December 31, 2013	$93,012	$	---	$93,012	$286,824	$22,108	$	---	$42,324	$444,268

(1) As a result of the reorganization in our reported business segments, goodwill was reallocated among the business segments during the 2014 first quarter. As part of the reallocation at that time, $3.0 million was allocated to the Home Lending reporting segment. Immediately following the reallocation, impairment of $3.0 million was recorded in the Home Lending business segment. The allocation of goodwill to the Home Lending reporting segment was not practical at December 31, 2013.

Summary of other intangible assets

At December 31, 2013 and 2012, Huntington's other intangible assets consisted of the following:

	Gross		Net
	Carrying	Accumulated	Carrying
(dollar amounts in thousands)	Amount	Amortization	Value

December 31, 2013
Core deposit intangible	$380,249	$(335,552)	$44,697
Customer relationship	106,974	(58,675)	48,299
Other	25,164	(24,967)	197
Total other intangible assets	$512,387	$(419,194)	$93,193

December 31, 2012
Core deposit intangible	$380,249	$(302,003)	$78,246
Customer relationship	104,574	(50,925)	53,649
Other	25,164	(24,902)	262
Total other intangible assets	$509,987	$(377,830)	$132,157

Estimated amortization expense of other intangible assets
The estimated amortization expense of other intangible assets for the next five years is as follows:
Amortization
(dollar amounts in thousands)	Expense

2014	$36,711
2015	20,550
2016	7,336
2017	6,854
2018	5,983